Earnings Per Share (Schedule Of Reconciliation Of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income/(loss)	$ 238,511	$ 97,313	$ 234,046
Net income attributable to noncontrolling interest	11,465	11,434	11,527
Net income/(loss) attributable to controlling interest	227,046	85,879	222,519
Preferred stock dividends	6,200	6,200	6,200
Net income/(loss) available to common shareholders	$ 220,846	$ 79,679	$ 216,319
Weighted average common shares outstanding - basic	232,700	234,189	234,997
Effect of dilutive securities	2,592	2,077	1,738
Weighted average common shares outstanding - diluted	235,292	236,266	236,735
Net income/(loss) per share available to common shareholders	$ 0.95	$ 0.34	$ 0.92
Diluted income/(loss) per share available to common shareholders	$ 0.94	$ 0.34	$ 0.91